Statement of changes in equity	AUD ($)	USD ($)	Contributed equity [Member] AUD ($)	Contributed equity [Member] USD ($)	Other contributed equity [Member] AUD ($)	Other contributed equity [Member] USD ($)	Share based payment reserve [member] AUD ($)	Share based payment reserve [member] USD ($)	Foreign currency translation reserve [member] AUD ($)	Foreign currency translation reserve [member] USD ($)	Accumulated losses [member] AUD ($)	Accumulated losses [member] USD ($)
Beginning Balance at Jun. 30, 2024	$ (10,017,757)		$ 101,637,758		$ 0		$ 4,224,946		$ (750,191)		$ (115,130,270)
Loss after income tax benefit for the half-year	(10,453,811)		0		0		0		0		(10,453,811)
Other comprehensive income for the half-year, net of tax	174,335		0		0		0		174,335		0
Total comprehensive income for the half-year	(10,279,476)		0		0		0		174,335		(10,453,811)
Transactions with owners in their capacity as owners:
Issue of shares	16,387,602		16,387,602		0		0		0		0
Share issue costs	(187,965)		(187,965)		0		0		0		0
Unissued equity	0		(380,224)		380,224		0		0		0
Employee share-based payment options - expired	0		0		0		(495,900)		0		495,900
Employee share-based payment options		$ 290,053		$ 0		$ 0		$ 290,053		$ 0		$ 0
Ending balance at Dec. 31, 2024	(3,807,543)		117,457,171		380,224		4,019,099		(575,856)		(125,088,181)
Beginning Balance at Jun. 30, 2025	(8,301,449)		123,045,889		380,224		3,873,198		(773,511)		(134,827,249)
Loss after income tax benefit for the half-year	(12,552,490)		0		0		0		0		(12,552,490)
Other comprehensive income for the half-year, net of tax	(859,893)		0		0		0		(859,893)
Total comprehensive income for the half-year	(13,412,383)		0		0		0		(859,893)		(12,552,490)
Transactions with owners in their capacity as owners:
Issue of shares	65,248,181		65,248,181		0		0		0		0
Share issue costs	(1,702,015)		(1,702,015)			$ 0		$ 0		$ 0		$ 0
Employee share-based payment options - expired	0		0		0		(1,770,043)		0		1,770,043
Employee share-based payment options	4,634,705		0		0		4,634,705		0		0
Ending balance at Dec. 31, 2025	$ 46,467,039		$ 186,592,055		$ 380,224		$ 6,737,860		$ (1,633,404)		$ (145,609,696)